SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Current	$ 15,241	$ 19,598	$ 8,262
Non-current	$ 41,575	53,461	23,028
Total		$ 73,059	$ 31,290	$ 6,324